Acquisition of Contango Strategies Ltd. (Details 1) - CAD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Jun. 14, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [abstract]
Revenue of acquiree since acquisition date	$ 1,162	$ 1,400
Cost of Sales And Other Expenses Of Acquiree	1,026
Profit (loss) of acquiree since acquisition date	$ 136
Revenue of combined entity as if combination occurred at beginning of period		21,042
Cost Of Sales And Other Expenses combined entity		28,381
Profit (loss) of combined entity as if combination occurred at beginning of period		(8,365)
Profit (loss)		(8,501)	$ (7,813)	$ (4,524)
Cost Of Sales And Other Expenses combined entity		29,407
Revenue from rendering of services		$ 19,880	$ 10,732